AVAILABLE FOR SALE SECURITIES (Details) (USD $)	3 Months Ended		12 Months Ended		114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
AVAILABLE FOR SALE SECURITIES (Details) [Line Items]
Unrealized Gain (Loss) on Investments	$ 0	$ (9,950)	$ 9,950	$ 12,500	$ 2,550	$ 2,550
Available for Sale Agreement with Caribou [Member]
AVAILABLE FOR SALE SECURITIES (Details) [Line Items]
Available-for-sale Securities, Restrictions, Additional Information				earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock
Proceeds from Sale of Available-for-sale Securities				7,500
Non-Cash Proceeds from Available for Sale Securities, Shares (in Shares)				500,000
Non-Cash Proceeds from Available for Sale Securities, Value of Shares				25,050
Investment Owned, at Fair Value	22,500		22,500	12,550	22,500	22,500
Unrealized Gain (Loss) on Investments			$ 9,950	$ (12,500)